RIGHT OF USE ASSETS (Tables)	9 Months Ended
Sep. 30, 2023
SCHEDULE OF RIGHT OF USE ASSETS

	Vehicles		Buildings	Land	Total
Cost
Balance at December 31, 2021		$11,921	$456,185	$-	$468,106
Depreciation		(9,536)	(113,824)	-	(123,360)
Balance at December 31, 2022		$2,385	$342,361	$-	$344,746
Additions	$		$322,354	$412,549	$734,903
Depreciation		(2,385)	(105,835)	(153,992)	(262,212)
Foreign exchange translation		-	-	5,452	5,452
Balance at September 30, 2023		$-	$558,880	$264,009	$822,889